Share-based payments - Stock options (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Share-based payments
Share-based compensation expense	$ 14,090	$ 72,019	$ 32,427	$ 146,352
Minimum
Share-based payments
Exercise price			$ 1,384.69
Expiration period			5 years
Maximum
Share-based payments
Exercise price			$ 21,991.5
Expiration period			10 years